Investments in and Advances to Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2011
Investments in and Advances to Unconsolidated Joint Ventures
Investments in and Advances to Unconsolidated Joint Ventures

(8) Investments in and Advances to Unconsolidated Joint Ventures

  HCP Ventures II

        On January 14, 2011, the Company acquired its partner's 65% interest in HCP Ventures II, a joint venture that owned 25 senior housing facilities, becoming the sole owner of the portfolio.

        The HCP Ventures II consideration is as follows (in thousands):

January 14, 2011
Cash paid for HCP Ventures II's partnership interest	$135,550
Fair value of HCP's 35% interest in HCP Ventures II (carrying value of $65,223 at closing)(1)	72,992

Total consideration	$208,542

Estimated fees and costs
Legal, accounting and other fees and costs(2)	$150
Debt assumption fees(3)	500

Total	$650

(1)
The Company recognized a gain of approximately $8 million, included in other income, net, which represents the fair value of the Company's 35% interest in HCP Ventures II in excess of its carrying value on the acquisition date.

(2)
Represents estimated fees and costs that were expensed and included in general and administrative expenses. These charges are directly attributable to the transaction and represent non-recurring costs.

(3)
Represents debt assumption fees that were capitalized as deferred debt costs.

        In accordance with the accounting guidance applicable to acquisitions of the partner's ownership interests that result in consolidation of previously unconsolidated entities, the Company recorded all of the assets and liabilities of HCP Ventures II at their fair value as of the January 14, 2011 acquisition date. The Company utilized relevant market data and valuation techniques to allocate the acquisition date fair value for HCP Ventures II. Relevant market data and valuation techniques included, but were not limited to, market data comparables for capitalization and discount rates, credit spreads and property specific cash flows assumptions. The capitalization and discount rates as well as credit spread assumptions utilized in the Company's valuation model were based on information that it believes to be within a reasonable range of current market data. The following table summarizes the fair values of the HCP Ventures II assets acquired and liabilities assumed as of the acquisition date of January 14, 2011 (in thousands):

Assets acquired
Buildings and improvements	$683,033
Land	80,180
Cash	2,585
Restricted cash	1,861
Intangible assets	78,293

Total assets acquired	$845,952

Liabilities assumed
Mortgage debt	$635,182
Other liabilities	2,228

Total liabilities assumed	637,410

Net assets acquired	$208,542

        The related assets, liabilities and results of operations of HCP Ventures II are included in the consolidated financial statements from the date of acquisition, January 14, 2011.

  Summary of Unconsolidated Joint Venture Information

        The Company owns interests in the following entities that are accounted for under the equity method at December 31, 2011 (dollars in thousands):

Entity(1)	Investments	Investment(2)	Ownership%
HCR ManorCare	post-acute/skilled nursing operations	$97,763	9.9(3)
HCP Ventures III, LLC	13 medical office buildings ("MOBs")	8,720	30
HCP Ventures IV, LLC	54 MOBs and 4 hospitals	35,272	20
HCP Life Science(4)	4 life science facilities	66,522	50 - 63
Horizon Bay Hyde Park, LLC	1 senior housing development	7,086	72
Suburban Properties, LLC	1 MOB	7,736	67
Advances to unconsolidated joint ventures, net		953

		$224,052

Edgewood Assisted Living Center, LLC	1 senior housing facility	$(356)	45
Seminole Shores Living Center, LLC	1 senior housing facility	(608)	50

		$(964)

(1)
These entities are not consolidated because the Company does not control, through voting rights or other means, the joint ventures. See Note 2 regarding the Company's accounting principles of consolidation.
(2)
Represents the carrying value of the Company's investment in the unconsolidated joint venture. See Note 2 regarding the Company's accounting policy for joint venture interests.

(3)
Subject to dilution of certain equity awards, the ownership percentage is approximately 9.3%. See discussion of the HCR ManorCare Acquisition in Note 3.

(4)
Includes three unconsolidated joint ventures between the Company and an institutional capital partner for which the Company is the managing member. HCP Life Science includes the following partnerships: (i) Torrey Pines Science Center, LP (50%); (ii) Britannia Biotech Gateway, LP (55%); and (iii) LASDK, LP (63%).

        Summarized combined financial information for the Company's unconsolidated joint ventures follows (in thousands):

	December 31,
	2011(1)	2010(2)
Real estate, net	$3,806,187	$1,633,209
Goodwill	3,243,100	—
Other assets, net	2,554,590	131,714

Total assets	$9,603,877	$1,764,923

Capital lease obligations and other debt	$6,373,500	$—
Mortgage debt	498,243	1,148,839
Accounts payable	1,083,581	32,120
Other partners' capital	1,465,536	415,697
HCP's capital(3)	183,017	168,267

Total liabilities and partners' capital	$9,603,877	$1,764,923

(1)
Includes the financial information of HCR ManorCare, in which the Company acquired an interest for $95 million that represented a 9.3% equity interest (adjusted for dilution for certain equity awards) on April 7, 2011.

(2)
Includes the financial information of HCP Ventures II, which was consolidated on January 14, 2011.
(3)
The combined basis difference of the Company's investments in these joint ventures of $39 million, as of December 31, 2011, is primarily attributable to goodwill, real estate, capital lease obligations, deferred tax assets and lease related net intangibles.

	Year Ended December 31,(1)
	2011(2)	2010	2009
Total revenues	$4,388,376	$172,972	$184,102
Net loss(3)(4)	(827,306)	(54,237)	(341)
HCP's share in earnings(3)(4)	46,750	4,770	3,511
HCP's impairment of its investment in HCP Ventures II(4)	—	(71,693)	—
Fees earned by HCP	2,073	4,666	5,312
Distributions received by HCP	5,681	9,738	14,142
(1)
Includes the financial information of HCP Ventures II, through January 14, 2011, at which time it was consolidated.

(2)
Includes the financial information of HCR ManorCare, in which the Company acquired an interest for $95 million that represented a 9.3% equity interest (adjusted for dilution for certain equity awards) on April 7, 2011.

(3)
The combined net loss for the year ended December 31, 2011, includes impairments, net of the related tax benefit, of $865 million related to HCR ManorCare's goodwill and intangible assets. The impairments at the operating entity were the result of reduced cash flows primarily caused by the reimbursement reductions for the Medicare skilled nursing facility Prospective Payment System announced by the Centers for Medicare & Medicaid Services (CMS) effective October 1, 2011. These reimbursement reductions were previously considered in the Company's underwriting assumptions for its initial investments in the operations of HCR ManorCare; therefore, the impairments are not considered to be part of the Company's basis in its investment. As such, HCR ManorCare's impairments during the year ended December 31, 2011 did not have an impact on the Company's share of earnings from or its investment in HCR ManorCare.

(4)
Net loss for the year ended December 31, 2010, includes an impairment of $54.5 million related to straight-line rent assets of HCP Ventures II (the "Ventures"). Concurrently, during the year ended December 31, 2010 HCP recognized a $71.7 million impairment of its investment in the Ventures that was primarily attributable to a reduction in the fair value of the Ventures' real estate assets and includes the Company's share of the impact of the Ventures' impairment of its straight-line rent assets. Therefore, HCP's share in earnings for the year ended December 31, 2010 does not include the impact of the Ventures' impairment of its straight-line rent assets.